OPERATING LEASES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Lessor, Lease, Description [Line Items]
Vessels and equipment, net	$ 3,160,549	$ 3,271,379
Operating lease, ROU asset	$ 9,847	0
Weighted average remaining lease term	5 years 8 months 12 days
Weighted average discount rate, percent	5.50%
Operating lease, expense	$ 86,000
Total rental expense for operating leases		8,200	$ 19,300
Hilli LLC
Lessor, Lease, Description [Line Items]
Vessels and equipment, net	1,214,000
Vessels leased to third parties
Lessor, Lease, Description [Line Items]
Cost of property, plant and equipment	2,156,100	331,500
Accumulated depreciation	$ 310,200	$ 35,600